INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	Gross
	Carrying	Accumulated
At December 31, 2023	Amount	Amortization	Net
	$	$	$
Computer software	37,898	(23,820)	14,078
Customer-related intangible assets	3,647	(478)	3,169
Trademark	2,533	(53)	2,480
Total intangible assets, net	44,078	(24,351)	19,727

	Gross
	Carrying	Accumulated
At December 31, 2022	Amount	Amortization	Net
	$	$	$
Technical know-how	1,443	(1,430)	13
Computer software	37,648	(20,131)	17,517
Total intangible assets, net	39,091	(21,561)	17,530

Amortization expense for the years ended December 31, 2021, 2022 and 2023 were $4,601, $3,586 and $3,793, respectively.

Amortization expenses of the above intangible assets are expected to be approximately $3,532, $3,066, $2,821, $2,669, $2,597 and $5,042 for the years ending December 31, 2024, 2025, 2026, 2027, 2028 and thereafter, respectively.